Income tax expense (Tables)	12 Months Ended
Dec. 31, 2016
Income tax expense
Schedule of Components of Income Tax Expense (Benefit)	Composition of income tax expenses:
	2014	2015	2016
	RMB	RMB	RMB

Current income tax	112,440	75,458	140,706
Deferred income tax	(14,797)	(10,940)	6,863

	97,643	64,518	147,569

Schedule of Deferred Tax Assets and Liabilities
Composition of deferred tax assets and liabilities:

	2015	2016
	RMB	RMB

Deferred tax assets
Amortization of Intangible assets	618	680
Tax losses carried forward	45,819	29,255
Allowance for credit losses	-	5,622
Less: valuation allowance	(17,471)	(18,170)
	28,966	17,387

Deferred tax liabilities
Intangible assets arising from business combinations	(40,356)	(51,617)
	(40,356)	(51,617)

Net deferred tax liabilities	(11,390)	(34,230)

Schedlue of Movement of valuation allowance
Movement of valuation allowance:

	2014	2015	2016
	RMB	RMB	RMB

Balance as of January 1	9,901	2,044	17,471
Additions	227	16,707	1,014
Reversals	(8,084)	(1,280)	(315)

Balance as of December 31	2,044	17,471	18,170

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group:

	2014	2015	2016
	RMB	RMB	RMB

Profit/(Loss) before tax	587,214	(320,766)	(190,384)

Income tax computed at statutory EIT rate (25%)	146,804	(80,192)	(47,596)
Effect of preferential tax rates for certain entities comprising the Group	(59,422)	(60,798)	(20,409)
Effect of differing tax rates in different jurisdictions	16,505	177,749	184,235
Non-deductible expenses and non-taxable income, net	3,367	11,960	34,012
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(501)	-	(3,253)
Change in valuation allowances	(7,857)	15,427	699
Adjustments to current income tax of prior years	(1,253)	-	-
Others	-	372	(119)

Income tax expense	97,643	64,518	147,569

Effective income tax rate	16.6%	(20.1)%	(77.5)%